Group Employees - Summary of Average Number of Persons Employed by Group and Associates (Details) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number and Average Number of Employees [Line Items]
Average number of employees	82,868	89,182
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	28,503	29,739
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	54,365	59,443
Subsidiaries | United States
Number and Average Number of Employees [Line Items]
Average number of employees	4,789	4,914
Subsidiaries | APME
Number and Average Number of Employees [Line Items]
Average number of employees	10,488	12,703
Subsidiaries | AMSSA
Number and Average Number of Employees [Line Items]
Average number of employees	16,799	17,869
Subsidiaries | ENA
Number and Average Number of Employees [Line Items]
Average number of employees	22,289	23,957